Shareholder Report, Line Graph (Details) DFHZ_Dimensional 2070 Target Date Retirement Income Fund_Institutional_TSR Annual {Institutional} - USD ($)												12 Months Ended
	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Jan. 02, 2025	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name												Dimensional 2070 Target Date Retirement Income Fund – Institutional
Accumulated Value	$ 11,824	$ 11,632	$ 11,278	$ 10,976	$ 10,845	$ 10,380	$ 9,830	$ 9,840	$ 10,230	$ 10,290	$ 10,000
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	10,484	10,402	10,326	10,270	10,278	10,180	10,214	10,115	10,157	10,036	10,000
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA 1-3 Year Global Government Index (hedged to USD)
Accumulated Value	10,415	10,372	10,342	10,275	10,267	10,215	10,218	10,135	10,093	10,036	10,000
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P Global BMI Index (net div.)
Accumulated Value	12,077	11,841	11,455	11,141	10,991	10,516	9,943	9,849	10,241	10,333	10,000
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. TIPS Index
Accumulated Value	$ 10,707	$ 10,670	$ 10,624	$ 10,463	$ 10,450	$ 10,351	$ 10,412	$ 10,400	$ 10,334	$ 10,113	$ 10,000